Condensed Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash deposited with subsidiary bank	$ 21,485	$ 12,519
Securities available-for-sale	129,291	123,026
TOTAL ASSETS	586,900	551,233
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	534,447	501,804
Total shareholders' equity	52,453	49,429	47,154	45,822
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	586,900	551,233
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	388	535
Investment in subsidiary bank	51,858	48,652
Securities available-for-sale	69	60
Other assets	207	196
TOTAL ASSETS	52,522	49,443
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	69	14
Total shareholders' equity	52,453	49,429
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 52,522	$ 49,443